Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2016
Transactions with Related Parties [Abstract]
Vessel Acquisitions
Below is a list of the vessels purchased under the purchase agreement:
Vessel name	Date of Delivery	Vessel Class	DWT	Year Built
Premiership	September 11, 2015	Capesize	170,024	2010
Gladiatorship	September 29, 2015	Supramax	56,819	2010
Geniuship	October 13, 2015	Capesize	170,057	2010
Guardianship	October 21, 2015	Supramax	56,884	2011
Gloriuship	November 3, 2015	Capesize	171,314	2004
Squireship	November 10, 2015	Capesize	170,018	2010
Championship	December 7, 2015	Capesize	179,238	2011

Unsecured Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement is presented below:
	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	4,000	(4,000)	-	-
Amortization (Note 12)	-	-	89	89
Balance, June 30, 2015	4,000	(4,000)	89	89
Amortization	-	-	214	214
Partial extinguishment of debt	-	-	(200)	(200)
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 12)	-	-	146	146
Balance, June 30, 2016	4,000	(4,000)	249	249

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	4,000
Consideration allocated to repurchase BCF	(200)
Balance, December 31, 2015	3,800
Balance, June 30, 2016	3,800

Unsecured Revolving Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Balance, June 30, 2015	-	-	-	-
Additions	11,765	(11,765)	-	-
Amortization	-	-	31	31
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 12)	-	-	230	230
Balance, June 30, 2016	21,165	(21,165)	261	261

The equity movement is presented below:
Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	11,765
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, June 30, 2016	21,165